INCOME TAXES - Deferred Tax Assets by Jurisdiction (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets by Jurisdiction [Line Items]
Foreign tax credits (FTCs)	$ 17,600,000,000	$ 19,600,000,000
Other	2,334,000,000	2,734,000,000
Net deferred tax assets	49,336,000,000	52,664,000,000
Foreign tax credits related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in consolidated return	1,000,000,000
U.S. federal
Deferred Tax Assets by Jurisdiction [Line Items]
Net operating losses (NOLs)	2,300,000,000	1,400,000,000
Foreign tax credits (FTCs)	17,600,000,000	19,600,000,000
General business credits (GBCs)	1,600,000,000	2,500,000,000
Future tax deductions and credits	21,100,000,000	21,400,000,000
Net deferred tax assets	42,600,000,000	44,900,000,000
Deferred tax liability to be reversed in carry forward period	2,000,000,000
Tax carryforwards related to companies that file U.S. federal tax separate from Citigroup's non-consolidated U.S. federal tax return	600,000,000	600,000,000
NOL carryforwards related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in the consolidated return	1,700,000,000	800,000,000
State and Local
Deferred Tax Assets by Jurisdiction [Line Items]
Future tax deductions and credits	2,000,000,000	2,400,000,000
Net deferred tax assets	3,900,000,000	4,300,000,000
New York
Deferred Tax Assets by Jurisdiction [Line Items]
Net operating losses (NOLs)	1,500,000,000	1,400,000,000
Other state
Deferred Tax Assets by Jurisdiction [Line Items]
Net operating losses (NOLs)	400,000,000	500,000,000
Foreign
Deferred Tax Assets by Jurisdiction [Line Items]
Future tax deductions and credits	2,100,000,000	2,100,000,000
Net deferred tax assets	2,800,000,000	3,500,000,000
Foreign tax credits related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in consolidated return	1,000,000,000	700,000,000
APB 23 Subsidiaries
Deferred Tax Assets by Jurisdiction [Line Items]
Net operating losses (NOLs)	200,000,000	200,000,000
Non APB 23 Subsidiaries
Deferred Tax Assets by Jurisdiction [Line Items]
Net operating losses (NOLs)	$ 500,000,000	$ 1,200,000,000